Information called for by Item 405 of Regulation S-K

During the fiscal year ended May 31, 2026, one Form 3 filing (relating to an initial statement of beneficial ownership of securities for Guggenheim Active Allocation Fund) for Elisabeth Miller, Chief Compliance Officer, was inadvertently delayed.

During the fiscal year ended May 31, 2026, one Form 4 filing (relating to a statement of changes in beneficial ownership of Guggenheim Active Allocation Fund) relating to one transaction for Ronald A. Nyberg, Independent Trustee, was inadvertently delayed.